                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-071540

Exact Name of Registrant
(as specified in charter): Cohen & Steers Total Return Realty Fund, Inc.

Address of Principal Executive Office:   757 Third Avenue
                                         New York, NY 10017

Name and address of agent for service:   John E. McLean
                                         757 Third Avenue
                                         New York, NY 10017

Registrant telephone number, including area code:  (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2004

Item 1. Schedule of Investments


--------------------------------------------------------------------------------
                  COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   NUMBER                      DIVIDEND
                                                  OF SHARES      VALUE         YIELD(a)
                                                  ---------   ------------   ------------
EQUITIES                                 99.02%(b)
  COMMON STOCK                           79.61%
    DIVERSIFIED                           9.84%
         Colonial Properties Trust..............    82,100    $  3,302,062       6.66%
         Crescent Real Estate Equities Co.......   170,600       2,685,244       9.53
         iStar Financial........................    36,900       1,521,387       6.77
         Vornado Realty Trust...................   143,200       8,975,776       4.53
                                                              ------------
                                                                16,484,469
                                                              ------------
    HEALTH CARE                          10.51%
         Health Care Property Investors.........   230,000       5,980,000       6.42
         Health Care REIT.......................    27,600         971,520       6.82
         Nationwide Health Properties...........   161,800       3,357,350       7.13
         Ventas.................................   281,700       7,301,664       5.02
                                                              ------------
                                                                17,610,534
                                                              ------------
    HOTEL                                 1.19%
         Hospitality Properties Trust...........    38,400       1,631,616       6.78
         Strategic Hotel Capital................    27,300         369,096       6.51
                                                              ------------
                                                                 2,000,712
                                                              ------------
    INDUSTRIAL                            1.43%
         First Industrial Realty Trust..........    64,700       2,387,430       7.43
                                                              ------------
    MORTGAGE                              1.89%
         Newcastle Investment Corp..............   103,027       3,162,929       7.82
                                                              ------------

-------------------
(a) Dividend yield is computed by dividing the security's current annual dividend rate by the last sale price on the principal exchange, or market, on which such security trades.
(b) Percentages indicated are based on the net assets of the fund.

--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
                  COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   NUMBER                      DIVIDEND
                                                  OF SHARES      VALUE          YIELD
                                                  ---------   ------------   ------------
    OFFICE                               21.95%
         Arden Realty...........................   160,000    $  5,212,800       6.20%
         Brandywine Realty Trust................   184,900       5,265,952       6.18
         CarrAmerica Realty Corp................   155,100       5,071,770       6.12
         Equity Office Properties Trust.........   203,400       5,542,650       7.34
         HRPT Properties Trust..................    71,900         790,181       7.64
         Mack-Cali Realty Corp..................   150,800       6,680,440       5.69
         Maguire Properties.....................    93,000       2,260,830       6.58
         Prentiss Properties Trust..............   165,300       5,950,800       6.22
                                                              ------------
                                                                36,775,423
                                                              ------------
    OFFICE/INDUSTRIAL                     6.40%
         Kilroy Realty Corp.....................    56,600       2,152,498       5.21
         Liberty Property Trust.................   135,600       5,402,304       6.12
         Reckson Associates Realty Corp.........   110,000       3,162,500       5.91
                                                              ------------
                                                                10,717,302
                                                              ------------
    RESIDENTIAL                          12.22%
       APARTMENT                         12.01%
         Archstone-Smith Trust..................   152,900       4,837,756       5.44
         AvalonBay Communities..................    69,900       4,209,378       4.65
         Camden Property Trust..................    78,900       3,645,180       5.50
         Gables Residential Trust...............   122,900       4,197,035       7.06
         Home Properties........................    47,000       1,859,320       6.27
         Mid-America Apartment Communities......    35,400       1,378,830       6.01
                                                              ------------
                                                                20,127,499
                                                              ------------
       MANUFACTURED HOME                  0.21%
         Affordable Residential Communities.....    24,300         354,780       8.56
                                                              ------------
         TOTAL RESIDENTIAL......................                20,482,279
                                                              ------------
    SELF STORAGE                          0.14%
         Sovran Self Storage....................     6,200         242,916       6.18
                                                              ------------

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                                       3

--------------------------------------------------------------------------------
                  COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   NUMBER                      DIVIDEND
                                                  OF SHARES      VALUE          YIELD
                                                  ---------   ------------   ------------
    SHOPPING CENTER                      13.83%
       COMMUNITY CENTER                   4.12%
         Developers Diversified Realty Corp.....    22,600    $    884,790       5.21%
         Federal Realty Investment Trust........    52,400       2,305,600       4.59
         Heritage Property Investment Trust.....    51,300       1,496,421       7.20
         Kramont Realty Trust...................    69,500       1,292,700       6.99
         Urstadt Biddle Properties -- Class A...    60,000         914,400       5.64
                                                              ------------
                                                                 6,893,911
                                                              ------------
       REGIONAL MALL                      9.71%
         CBL & Associates Properties............    42,100       2,565,995       4.76
         Glimcher Realty Trust..................    95,200       2,313,360       7.90
         Macerich Co............................   107,500       5,728,675       4.58
         Mills Corp.............................   109,000       5,653,830       4.59
                                                              ------------
                                                                16,261,860
                                                              ------------
         TOTAL SHOPPING CENTER..................                23,155,771
                                                              ------------
    SPECIALTY                             0.21%
         American Campus Communities............    19,400         360,064       7.27
                                                              ------------
              TOTAL COMMON STOCK (Identified
                cost -- $82,645,719)............               133,379,829
                                                              ------------
  PREFERRED STOCK                        19.41%
    DIVERSIFIED                           1.20%
         Colonial Properties Trust, 9.25%,
            Series C............................       600          15,870       8.73
         Colonial Properties Trust, 8.125%,
            Series D............................    14,600         385,586       7.69
         Crescent Real Estate Equities Co.,
            6.75%, Series A (Convertible).......    75,500       1,601,355       7.97
                                                              ------------
                                                                 2,002,811
                                                              ------------
    HEALTH CARE                           2.85%
         Nationwide Health Properties, 7.677%,
            Series P............................    47,000       4,767,563       7.57
                                                              ------------

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                                       4

--------------------------------------------------------------------------------
                  COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   NUMBER                      DIVIDEND
                                                  OF SHARES      VALUE          YIELD
                                                  ---------   ------------   ------------
    HOTEL                                 0.20%
         FelCor Lodging Trust, 9.00%,
            Series B............................     2,900    $     74,240       8.79%
         Host Marriott Corp, 10.00%,
            Series C............................     3,500          94,220       9.29
         Host Marriott Financial Trust,
            6.75%, QUIPS(a) (Convertible).......     3,200         171,200       6.32
                                                              ------------
                                                                   339,660
                                                              ------------
    OFFICE                                3.76%
         Alexandria Real Estate Equities,
            9.10%, Series B.....................    13,900         375,578       8.44
         HRPT Properties Trust, 8.75%,
            Series B............................    52,800       1,439,856       8.03
         Highwoods Properties, 8.625%,
            Series A............................     4,300       4,485,438       8.27
                                                              ------------
                                                                 6,300,872
                                                              ------------
    RESIDENTIAL -- APARTMENT              3.23%
         Apartment Investment & Management Co.,
            8.75%, Series D.....................     6,431         162,511       8.67
         Apartment Investment & Management Co.,
            9.375%, Series G....................   113,200       3,017,912       8.78
         Apartment Investment & Management Co.,
            10.10%, Series Q....................    25,000         662,500       9.55
         Apartment Investment & Management Co.,
            10.00%, Series R....................    18,100         482,727       9.37
         Mid-America Apartment Communities,
            8.30%, Series H.....................    17,300         445,821       8.07
         Post Properties, 8.50%, Series A.......    11,000         641,245       7.38
                                                              ------------
                                                                 5,412,716
                                                              ------------
    SHOPPING CENTER                       8.17%
       COMMUNITY CENTER                   0.90%
         Developers Diversified Realty Corp.,
            8.60%, Series F.....................     1,600          42,880       8.02
         Ramco-Gershenson Property Trust,
            9.50%, Series B.....................    11,600         314,360       8.78
         Saul Centers, 8.00%, Series A..........    26,800         714,220       7.50
         Urstatdt Biddle Properties, 8.50%,
            Series C............................     4,000         437,000       7.78
                                                              ------------
                                                                 1,508,460
                                                              ------------
       OUTLET CENTER                      0.47%
         Chelsea Property Group, 8.375%,
            Series A............................    13,000         783,249       6.95
                                                              ------------


-------------------

(a) (QUIPS) Quarterly Income Preferred Securities

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                                       5

--------------------------------------------------------------------------------
                  COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                            NUMBER                      DIVIDEND
                                                           OF SHARES      VALUE          YIELD
                                                           ---------   ------------   ------------
       REGIONAL MALL                               6.80%
         CBL & Associates Properties, 8.75%,
            Series B.....................................    13,000    $    698,750       8.15%
         Glimcher Realty Trust, 8.125%,
            Series G.....................................    16,000         407,200       7.98
         Mills Corp., 9.00%, Series B....................    73,800       2,005,884       8.28
         Mills Corp., 9.00%, Series C....................    25,000         687,500       8.18
         Mills Corp., 8.75%, Series E....................    26,000         702,000       8.11
         Pennsylvania Real Estate Investment
            Trust, 11.00%, Series A......................    55,400       3,296,300       9.24
         Taubman Centers, 8.30%, Series A................   139,500       3,587,940       8.09
                                                                       ------------
                                                                         11,385,574
                                                                       ------------
         TOTAL SHOPPING CENTER...........................                13,677,283
                                                                       ------------
              TOTAL PREFERRED STOCK (Identified
                cost -- $27,602,204).....................                32,500,905
                                                                       ------------
              TOTAL EQUITIES (Identified
                cost -- $110,247,923)....................               165,880,734
                                                                       ------------

                                                           PRINCIPAL
                                                            AMOUNT
                                                           ---------
CORPORATE BOND                                     0.39%
         Host Marriott, LP, 9.50%, due 01/15/07
            (Identified cost -- $600,380)...............   $600,000         667,500
                                                                       ------------
TOTAL INVESTMENTS (Identified
  cost -- $110,848,303).................          99.41%                166,548,234(a)
OTHER ASSETS IN EXCESS OF LIABILITIES...           0.59%                    982,867
                                                 ------                ------------
NET ASSETS (Equivalent to $18.11 per
  share based on 9,249,159 shares of
  capital stock outstanding)............         100.00%               $167,531,101
                                                 ------                ------------
                                                 ------                ------------

-------------------
(a) At September 30, 2004, net unrealized appreciation was $55,699,931 based on cost for federal income tax purposes of $110,848,303. This consisted of aggregate gross unrealized appreciation on investments of $55,732,496 and aggregate gross unrealized depreciation on investments of $32,565.

--------------------------------------------------------------------------------
                                       6

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By: /s/ Robert H. Steers
    --------------------------------
        Name: Robert H. Steers
        Title: Chairman

        Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Steers                             By:  /s/ Martin Cohen
    --------------------------------                      ---------------------------------------
         Name: Robert H. Steers                           Name: Martin Cohen
         Title: Chairman, Secretary and                   Title: President, Treasurer
                  and principal executive officer                 and principal financial officer

         Date: November 29, 2004

                                            8